Kerry Reilly	100 Summer St.	Tel. 617-824-1428
	Suite 1500	Fax 617-406-1971
	Boston, MA 02110	Katherine.a.reilly@citi.com
July 3, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N. E.
Washington, D.C. 20549
The Hirtle Callaghan Trust (“Registrant”)
1933 Act Registration No. 33-87762
1940 Act Registration No. 811-08918
Filing pursuant to Rule 497(j)
Dear Sir or Madam:
This letter is being transmitted by means of electronic submission on behalf of the Registrant pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.
Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as certification that the forms of the prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from the prospectus and statement of additional information contained in Post-Effective Amendment No. 38 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically, and accepted, on June 27, 2008.
Please do not hesitate to contact the undersigned at (617) 824-1428 if you have questions, or if you require anything further in connection with your review of this filing.
Sincerely,
/s/ Kerry Reilly
Kerry Reilly
Vice President
cc:
Laura Corsell, Esq.
Audrey Talley, Esq.
Robert J. Zion